CONVERTIBLE BONDS (Details Narrative) - USD ($)									9 Months Ended		12 Months Ended
	Sep. 13, 2023	May 01, 2023	Dec. 09, 2022	Feb. 28, 2022	Feb. 08, 2022	Jan. 31, 2022	Sep. 14, 2021	Sep. 14, 2018	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Interest rate									50.00%		50.00%
Debt Conversion, Converted Instrument, Amount	$ 1.00	$ 1.00
Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt								$ 7,500,000
Interest Payable											$ 3,990,177	$ 468,076
Convertible Debt											10,000,000	21,000,000
Debt Conversion, Converted Instrument, Amount											7,500,000
Debt discount											807,860	4,246,810
Amortization of debt discount									$ 801,692	$ 2,273,362	3,438,950	2,814,474
Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt							$ 22,500,000	$ 30,000,000
Interest rate								12.00%
Debt instrument maturity date								Sep. 14, 2021
Convertible conversion price per share								$ 12,870.50
Convertible Debt
Debt Instrument, Redemption, Description											By a redemption notice dated December 6, 2021, the bond holder applied to exercise the redemption right, on December 24, 2021. The Company then agreed to amend and supplement Convertible Bond B by entering into the supplemental deed signed on December 20, 2021. The supplemental deed stipulates that the US$18,000,000 redemption right will be exercisable in three stages
Loss on extinguishment of debt							119,155
Debt discount											$ 2,134,031
Amended and Restated Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt							$ 27,000,000
Interest rate							15.00%
Debt instrument maturity date							Sep. 14, 2023
Interest Payable							$ 4,500,000
Debt Instrument, Interest Rate, Increase (Decrease)							24.00%
Convertible Bond B [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible Debt							$ 18,000,000					20,000,000
Debt Conversion, Converted Instrument, Amount											7,500,000
Debt discount											6,634,030
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Debt [Line Items]
Debt redemption amount							7,000,000
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period Two [Member]
Short-Term Debt [Line Items]
Debt redemption amount							$ 5,000,000
Convertible Band C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible conversion price per share							$ 6.21335
Debt Instrument, Interest Rate, Increase (Decrease)			24.00%
Debt instrument redeemed bond							$ 7,000,000
Debt instrument addition bond				$ 1,000,000	$ 1,500,000	$ 1,000,000	$ 1,000,000
Debt Conversion, Converted Instrument, Amount			$ 7,500,000,000,000
Convertible Band D [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 10,000,000,000,000
Convertible Bond C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible Debt												1,000,000
Debt Conversion, Converted Instrument, Amount
Debt discount											49,353
Convertible Bond [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Amortization of debt discount											$ 3,438,951	$ 2,814,474